Share Capital	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Share Capital	Share Capital
In April 2022, the Company issued 1,350,000 unregistered common shares, with a fair value of $1.7 million, to Bluesphere Ventures Inc. for the right to acquire up to 1,040,000 carbon credits over 14 months.
In March 2022, in connection with the Merger Agreement, the Company issued into escrow 850,000 common shares with a fair value of $1.2 million. On April 4, 2022, the Merger Agreement with Gryphon was terminated by the Company and the common shares were released to Gryphon as stated by the escrow agreement.
In December 2021, the Company entered into a consulting agreement with PGP Capital Advisors. (“PGP”) which was amended on February 7, 2022, to provide financial advisory services (as amended, the “PGP Consulting Agreement”). As compensation for PGP’s services to be provided pursuant to the PGP Consulting Agreement, on February 7, 2022, the Company issued to PGP (i) 100,000 common shares, (ii) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $4.00 per share, (iii) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $5.00 per share, and (iv) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $6.00 per share. The warrants are immediately exercisable and expire five years from the issuance date. The common shares and warrants issued to PCP had, in the aggregate, a fair value of $0.7 million.
The Company has an unlimited authorized number of common shares at no par value. At September 30, 2022, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price	Number outstanding	Expiration
April 2018	5	$5.60	111,563	April 17, 2023
March 2020	3	$0.60	31,000	March 23, 2023
July 2021	3	$4.00	2,000,000	December 22, 2024
August 2021	3	$6.50	2,595,488	August 25, 2024
August 2021	3	$7.50	2,595,488	August 25, 2024
September 2021	5	$9.50	11,299,999	September 8, 2026
October 2021	3	$6.00	850,000	October 1, 2024
February 2022	5	$4.00	100,000	February 7, 2027
February 2022	5	$5.00	100,000	February 7, 2027
February 2022	5	$6.00	100,000	February 7, 2027
			19,783,538